Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents

At 31 December
(in USD million) 2023 2022
Cash at bank available 2,295 2,220
Time deposits 1,337 836
Money market funds 1,875 3,106
Interest-bearing securities 2,563 3,276
Restricted cash and cash equivalents, including collateral

deposits
1,572 6,140
Cash and cash equivalents 9,641 15,579